Accrued Payroll and Welfare	12 Months Ended
Sep. 30, 2024
Accrued Payroll and Welfare [Abstract]
ACCRUED PAYROLL AND WELFARE

NOTE 12. ACCRUED PAYROLL AND WELFARE

Accrued payroll and welfare consisted of the following:

	As of September 30,
	2023	2024
	HK$	HK$
Employees	7,014,988	7,840,455
Accrued paid time leave	821,358	741,481
Mandatory provident fund	392,618	459,006
	8,228,964	9,040,942